Condensed Statements of Cash flows (Detail)		12 Months Ended
	Apr. 09, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income attributable to Noah shareholders		$ 82,716,985	¥ 535,824,084	¥ 446,552,851	¥ 315,927,738
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation		10,446,832	67,672,488	32,691,687	32,249,165
Gain from equity in subsidiaries and VIE		(3,296,299)	(21,352,767)	(13,583,865)	(7,290,800)
Changes in operating assets and liabilities:
Amount due from subsidiaries and VIEs		(13,332,131)	(86,362,877)	(93,845,185)	(26,039,338)
Other current assets		(2,567,451)	(16,631,435)	(30,082,367)	(9,257,761)
Deferred tax assets		(1,199,485)	(7,770,022)	(22,095,408)	10,774,327
Uncertain tax position liabilities		(1,707,439)	(11,060,449)	1,136,675	945,559
Other current liabilities		25,875,399	167,615,661	79,151,660	47,416,935
Other non-current liabilities		7,228,793	46,826,675	9,278,672	8,768,497
Net cash provided by (used in) operating activities		104,222,475	675,132,348	589,637,901	573,905,135
Cash flows from investing activities:
Proceeds from sale of available-for-sale investments		516,616,753	3,346,540,000	45,487,686	29,965,718
Purchases of available for sale		(566,566,991)	(3,670,107,653)	(111,876,970)	(29,965,718)
Investment in subsidiaries and VIEs		(14,576,376)	(94,422,851)	(121,486,049)	(51,280,005)
Net cash used in investing activities		(117,240,761)	(759,462,206)	(93,518,339)	(103,954,326)
Cash flows from financing activities:
Dividends paid | $	$ (7,700,000)
Proceeds from issuance of ordinary shares upon exercise of stock options		671,730	4,351,330	4,062,622	6,843,114
Share repurchase		(6,882,898)	(44,586,036)		(19,573,849)
Proceeds from convertible notes		80,000,000	518,224,000
Net cash (used in) provided by financing activities		71,439,632	462,771,650	60,448,133	(19,449,301)
Effect of exchange rate changes		660,249	4,276,967	6,426,044	(8,168,265)
Net (decrease) increase in cash and cash equivalents		59,081,595	382,718,759	562,993,739	442,333,243
Cash and cash equivalents-beginning of the period		270,185,081	1,750,204,915	1,187,211,176	744,877,933
Cash and cash equivalents-end of the period		329,266,676	2,132,923,674	1,750,204,915	1,187,211,176
Parent Company
Cash flows from operating activities:
Net income attributable to Noah shareholders		82,716,985	535,824,084	446,552,851	315,927,738
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation		1,694,897	10,979,206	10,125,102
Gain from equity in subsidiaries and VIE		(82,789,936)	(536,296,648)	(462,689,051)	(314,689,098)
Changes in operating assets and liabilities:
Amount due from subsidiaries and VIEs		(49,273,532)	(319,184,087)	13,853,941	6,179,613
Other current assets		(891,379)	(5,774,175)	(21,489,980)	(1,874,673)
Deferred tax assets		(88,867)	(575,664)	(339,900)	(243,074)
Uncertain tax position liabilities		(741,629)	(4,804,123)	1,016,786	1,022,627
Other current liabilities		1,226,087	7,942,352	3,066,233	2,345,726
Other non-current liabilities		281,199	1,821,548	82,534	586,858
Net cash provided by (used in) operating activities		(47,866,175)	(310,067,507)	(9,821,484)	9,255,717
Cash flows from investing activities:
Proceeds from sale of available-for-sale investments					29,965,718
Purchases of available for sale					(29,965,718)
Investment in subsidiaries and VIEs		(1,212,069)	(7,851,539)	(79,958,941)
Increase in investment in affiliates		(3,500,000)	(22,672,300)
Net cash used in investing activities		(4,712,069)	(30,523,839)	(79,958,941)
Cash flows from financing activities:
Dividends paid					(47,596,568)
Proceeds from issuance of ordinary shares upon exercise of stock options		671,730	4,351,330	4,062,622	6,843,114
Share repurchase		(6,882,898)	(44,586,036)		(19,573,849)
Proceeds from convertible notes		80,000,000	518,224,000
Net cash (used in) provided by financing activities		73,788,832	477,989,294	4,062,622	(60,327,303)
Effect of exchange rate changes		753,695	4,882,284	6,427,932	(8,160,394)
Net (decrease) increase in cash and cash equivalents		21,964,283	142,280,232	(79,289,871)	(59,231,980)
Cash and cash equivalents-beginning of the period		27,654,131	179,137,927	258,427,798	317,659,778
Cash and cash equivalents-end of the period		$ 49,618,414	¥ 321,418,159	¥ 179,137,927	¥ 258,427,798